Related Party Transactions and Direction and Coordination Activity - Summary of Remuneration to Key Managers (Parenthetical) (Detail) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure Of Employee Salaries And Benefit Expenses [line items]
Short-term remuneration	€ 6.8	€ 10.4	€ 13.1
Long-term remuneration	0.5	0.1	1.9
Share-based payments	1.0	1.0	9.1
Employment termination benefit incentives	5.6	25.5	12.0
Tim Brasil group [member]
Disclosure Of Employee Salaries And Benefit Expenses [line items]
Short-term remuneration	1.1	1.6	1.1
Long-term remuneration		0.1
Share-based payments	0.2	1.0	€ 0.2
Employment termination benefit incentives	€ 2.4	€ 0.6